DWS Managed Municipal Bond Fund Expense Example, No Redemption - Class ACIS [Member] - DWS Managed Municipal Bond Fund	Sep. 24, 2026 USD ($)
Class A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 357
Expense Example, No Redemption, 3 Years	535
Expense Example, No Redemption, 5 Years	727
Expense Example, No Redemption, 10 Years	1,283
Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	161
Expense Example, No Redemption, 3 Years	514
Expense Example, No Redemption, 5 Years	890
Expense Example, No Redemption, 10 Years	1,732
INST Class
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	59
Expense Example, No Redemption, 3 Years	197
Expense Example, No Redemption, 5 Years	346
Expense Example, No Redemption, 10 Years	782
Class S
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	59
Expense Example, No Redemption, 3 Years	207
Expense Example, No Redemption, 5 Years	369
Expense Example, No Redemption, 10 Years	$ 837